Financial Instruments and Fair Value Measurements, Effect of Derivatives on Consolidated Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Derivative Instruments [Abstract]
Amortization related to unrealized losses in Accumulated other comprehensive loss for next 12 months	$ (5)
Fair value of long-term indebtedness greater/(less) than book value	26	$ 77
Cross-Currency Swaps [Member] | Interest Expense, Net [Member] | Designated [Member]
Derivative Instruments [Abstract]
Loss (gain) on derivative instruments	(25)	(19)	$ (5)
Cross-Currency Swaps [Member] | Other Expense, Net [Member] | Not Designated [Member]
Derivative Instruments [Abstract]
Loss (gain) on derivative instruments	0	41	0
Foreign Exchange Forward Contracts [Member] | Other Expense, Net [Member]
Derivative Instruments [Abstract]
Loss (gain) on derivative instruments	0	99	0
Interest Rate Swaps [Member] | Interest Expense, Net [Member]
Derivative Instruments [Abstract]
Loss (gain) on derivative instruments	$ 32	$ 2	$ (1)